Cash	12 Months Ended
Dec. 31, 2021
Cash..
Cash
19.	Cash

Cash balances are analyzed as follows:

	2021	2020	2019
	€	€	€
Cash at bank and in hand	14,093,383	6,571,105	1,158,469
Restricted cash at bank	1,000,000	—	—
Accumulated impairment losses on cash and cash equivalents	(122,703)	(201,444)	(21,753)
	14,970,680	6,369,661	1,136,716

Cash balances to fund operation and satisfy requirements of the gaming authorities are as follows:

Restricted cash at bank comprise of cash at bank which are restricted due to regulatory requirements.

	2021	2020	2019
	€	€	€
Cash at bank and in hand	14,093,383	6,571,105	1,158,469
Receivables from Payment Service providers (Note 17)	10,116,182	1,861,147	905,816
Liabilities to Players (Note 26)	(9,270,349)	(6,879,992)	(2,410,358)
Net available balance	14,939,216	1,552,260	(346,073)